Provisions (Details 2 ) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other provisions		$ 1,590,164	$ 1,732,684	$ 1,979,958
Not later than one year [member]
Other provisions		349,775	409,164
Later than one year and not later than five years [member]
Other provisions		735,410	908,304
Over 5 years
Other provisions		504,979	415,216
Legal proceedings provision [member]
Other provisions	[1]	1,300,695	1,248,243	1,343,374
Legal proceedings provision [member] | Not later than one year [member]
Other provisions		349,775	409,164
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Other provisions		445,941	423,863
Legal proceedings provision [member] | Over 5 years
Other provisions		504,979	415,216
Miscellaneous other provisions [member]
Other provisions		289,469	484,441	$ 636,584
Miscellaneous other provisions [member] | Not later than one year [member]
Other provisions		0	0
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Other provisions		289,469	484,441
Miscellaneous other provisions [member] | Over 5 years
Other provisions		$ 0	$ 0

[1]	See Note 34.